Document and Entity Information	12 Months Ended
Oct. 26, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	JANUS INVESTMENT FUND
Central Index Key	0000277751
Amendment Flag	false
Document Creation Date	Dec 7, 2012
Document Effective Date	Feb 15, 2013
Prospectus Date	Oct 26, 2012

Janus Investment Fund
Janus Conservative Allocation Fund
Janus Moderate Allocation Fund
Janus Growth Allocation Fund
Class D Shares
Supplement dated December 10, 2012
to Currently Effective Prospectuses
On November 8, 2012, the Board of Trustees of the Funds approved changes to the investment strategies, names, and benchmark indices of the Funds. These changes, each of which is discussed in detail in this Supplement, are effective February 15, 2013. The purpose of this Supplement is to provide you with information regarding these changes.
There are two primary changes to the Funds’ investment strategies. First, each Fund’s principal investment strategies will change to reflect an allocation of approximately 40% of the Fund’s net assets to non-U.S. investments. Second, each Fund’s principal investment strategies will also reflect a decrease in the amount of Fund assets to be allocated to each of the equity and fixed-income asset categories and will now include an allocation to the “alternative investments” asset category. The Funds will make this allocation by investing in a new underlying Janus fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes Janus Global Real Estate Fund. The Funds’ increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses,” and each Fund’s revised estimated annual fund operating expense information is provided in this Supplement.
To reflect the new global investment strategies of the Funds, the new Fund names are as follows:

Current Name	New Name

Janus Conservative Allocation Fund	Janus Global Allocation Fund – Conservative
Janus Moderate Allocation Fund	Janus Global Allocation Fund – Moderate
Janus Growth Allocation Fund	Janus Global Allocation Fund – Growth
The following information supplements the corresponding information found in the average annual total return table for each Fund in each Prospectus and reflects changes to each Fund’s primary and secondary benchmark indices:

Janus Global Allocation Fund – Conservative
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

Barclays Global Aggregate Bond Index	5.64%	6.46%	6.49%
(reflects no deduction for expenses, fees, or taxes)

Conservative Allocation Index	0.54%	3.48%	4.89%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

Janus Global Allocation Fund – Moderate
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Moderate Allocation Index	−2.07%	1.80%	3.90%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

Janus Global Allocation Fund – Growth
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Growth Allocation Index	−4.70%	−0.01%	2.79%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.
Prospectus Changes Applicable to Janus Conservative Allocation Fund
The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%

Other Expenses(1)	0.22%

Acquired Fund Fees and Expenses(2)	0.78%

Total Annual Fund Operating Expenses	1.05%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$107	$334	$579	$1,283
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 55% to fixed-income securities and money market securities, 33% to equity investments, and 12% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 55% of its investments to underlying bond funds and money market instruments, approximately 33% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), and approximately 12% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Janus Moderate Allocation Fund
The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%

Other Expenses(1)	0.24%

Acquired Fund Fees and Expenses(2)	0.84%

Total Annual Fund Operating Expenses	1.13%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$115	$359	$622	$1,375
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market securities, and 18% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Janus Growth Allocation Fund
The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%

Other Expenses(1)	0.26%

Acquired Fund Fees and Expenses(2)	0.83%

Total Annual Fund Operating Expenses	1.14%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$116	$362	$628	$1,386
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 72.5% to equity investments, 17.5% to fixed-income securities and money market securities, and 10% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 72.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 17.5% of its investments to underlying bond funds and money market instruments, and approximately 10% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Each Fund
The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.
Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
The following replaces in its entirety the corresponding information for each Fund as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Alternative Investments Allocation Risk. Approximately 12% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
For Janus Moderate Allocation Fund
Alternative Investments Allocation Risk. Approximately 18% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
For Janus Growth Allocation Fund
Alternative Investments Allocation Risk. Approximately 10% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
The following replaces in its entirety the first sentence of each corresponding risk as noted for each Fund under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Fixed-Income Securities Risk. Approximately 55% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.
Market Risk. Approximately 33% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
For Janus Moderate Allocation Fund
Market Risk. Approximately 48.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 33.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.
For Janus Growth Allocation Fund
Market Risk. Approximately 72.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 17.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Janus Investment Fund
Janus Conservative Allocation Fund
Janus Moderate Allocation Fund
Janus Growth Allocation Fund
Supplement dated December 10, 2012
to Currently Effective Prospectuses
On November 8, 2012, the Board of Trustees of the Funds approved changes to the investment strategies, names, and benchmark indices of the Funds. These changes, each of which is discussed in detail in this Supplement, are effective February 15, 2013. The purpose of this Supplement is to provide you with information regarding these changes.
There are two primary changes to the Funds’ investment strategies. First, each Fund’s principal investment strategies will change to reflect an allocation of approximately 40% of the Fund’s net assets to non-U.S. investments. Second, each Fund’s principal investment strategies will also reflect a decrease in the amount of Fund assets to be allocated to each of the equity and fixed-income asset categories and will now include an allocation to the “alternative investments” asset category. The Funds will make this allocation by investing in a new underlying Janus fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes Janus Global Real Estate Fund. The Funds’ increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses,” and each Fund’s revised estimated annual fund operating expense information is provided in this Supplement.
To reflect the new global investment strategies of the Funds, the new Fund names are as follows:

Current Name	New Name

Janus Conservative Allocation Fund	Janus Global Allocation Fund – Conservative
Janus Moderate Allocation Fund	Janus Global Allocation Fund – Moderate
Janus Growth Allocation Fund	Janus Global Allocation Fund – Growth
The following information supplements the corresponding information found in the average annual total return table for each Fund in each Prospectus and reflects changes to each Fund’s primary and secondary benchmark indices:

Janus Global Allocation Fund – Conservative
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

Barclays Global Aggregate Bond Index	5.64%	6.46%	6.49%
(reflects no deduction for expenses, fees, or taxes)

Conservative Allocation Index	0.54%	3.48%	4.89%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

Janus Global Allocation Fund – Moderate
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Moderate Allocation Index	−2.07%	1.80%	3.90%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

Janus Global Allocation Fund – Growth
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Growth Allocation Index	−4.70%	−0.01%	2.79%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.
Prospectus Changes Applicable to Janus Conservative Allocation Fund
The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None

Other Expenses(1)	0.17%	0.20%	0.33%	0.18%	0.33%

Acquired Fund Fees and Expenses(2)	0.78%	0.78%	0.78%	0.78%	0.78%

Total Annual Fund Operating Expenses	1.25%	2.03%	1.41%	1.01%	1.16%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$949	$1,222	$1,999
Class C Shares	$306	$637	$1,093	$2,358
Class S Shares	$144	$466	$771	$1,691
Class I Shares	$103	$322	$558	$1,236
Class T Shares	$118	$368	$638	$1,409

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$949	$1,222	$1,999
Class C Shares	$206	$637	$1,093	$2,358
Class S Shares	$144	$466	$771	$1,691
Class I Shares	$103	$322	$558	$1,236
Class T Shares	$118	$368	$638	$1,409
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 55% to fixed-income securities and money market securities, 33% to equity investments, and 12% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 55% of its investments to underlying bond funds and money market instruments, approximately 33% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), and approximately 12% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Janus Moderate Allocation Fund
The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None

Other Expenses(1)	0.15%	0.24%	0.33%	0.16%	0.34%

Acquired Fund Fees and Expenses(2)	0.84%	0.84%	0.84%	0.84%	0.84%

Total Annual Fund Operating Expenses	1.29%	2.13%	1.47%	1.05%	1.23%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class C Shares	$316	$667	$1,144	$2,462
Class S Shares	$150	$465	$803	$1,757
Class I Shares	$107	$334	$579	$1,283
Class T Shares	$125	$390	$676	$1,489

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class C Shares	$216	$667	$1,144	$2,462
Class S Shares	$150	$465	$803	$1,757
Class I Shares	$107	$334	$579	$1,283
Class T Shares	$125	$390	$676	$1,489
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market securities, and 18% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Janus Growth Allocation Fund
The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None

Other Expenses(1)	0.22%	0.33%	0.36%	0.20%	0.37%

Acquired Fund Fees and Expenses(2)	0.83%	0.83%	0.83%	0.83%	0.83%

Total Annual Fund Operating Expenses	1.35%	2.21%	1.49%	1.08%	1.25%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class C Shares	$324	$691	$1,185	$2,544
Class S Shares	$152	$471	$813	$1,779
Class I Shares	$110	$343	$595	$1,317
Class T Shares	$127	$397	$686	$1,511

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class C Shares	$224	$691	$1,185	$2,544
Class S Shares	$152	$471	$813	$1,779
Class I Shares	$110	$343	$595	$1,317
Class T Shares	$127	$397	$686	$1,511
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 72.5% to equity investments, 17.5% to fixed-income securities and money market securities, and 10% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 72.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 17.5% of its investments to underlying bond funds and money market instruments, and approximately 10% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Each Fund
The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.
Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
The following replaces in its entirety the corresponding information for each Fund as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Alternative Investments Allocation Risk. Approximately 12% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
For Janus Moderate Allocation Fund
Alternative Investments Allocation Risk. Approximately 18% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
For Janus Growth Allocation Fund
Alternative Investments Allocation Risk. Approximately 10% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
The following replaces in its entirety the first sentence of each corresponding risk as noted for each Fund under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Fixed-Income Securities Risk. Approximately 55% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.
Market Risk. Approximately 33% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
For Janus Moderate Allocation Fund
Market Risk. Approximately 48.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 33.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.
For Janus Growth Allocation Fund
Market Risk. Approximately 72.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 17.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct 26, 2012
Supplement [Text Block]	jif4_SupplementTextBlock
Janus Investment Fund
Janus Conservative Allocation Fund
Janus Moderate Allocation Fund
Janus Growth Allocation Fund
Class D Shares
Supplement dated December 10, 2012
to Currently Effective Prospectuses
On November 8, 2012, the Board of Trustees of the Funds approved changes to the investment strategies, names, and benchmark indices of the Funds. These changes, each of which is discussed in detail in this Supplement, are effective February 15, 2013. The purpose of this Supplement is to provide you with information regarding these changes.
There are two primary changes to the Funds’ investment strategies. First, each Fund’s principal investment strategies will change to reflect an allocation of approximately 40% of the Fund’s net assets to non-U.S. investments. Second, each Fund’s principal investment strategies will also reflect a decrease in the amount of Fund assets to be allocated to each of the equity and fixed-income asset categories and will now include an allocation to the “alternative investments” asset category. The Funds will make this allocation by investing in a new underlying Janus fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes Janus Global Real Estate Fund. The Funds’ increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses,” and each Fund’s revised estimated annual fund operating expense information is provided in this Supplement.
To reflect the new global investment strategies of the Funds, the new Fund names are as follows:

Current Name	New Name

Janus Conservative Allocation Fund	Janus Global Allocation Fund – Conservative
Janus Moderate Allocation Fund	Janus Global Allocation Fund – Moderate
Janus Growth Allocation Fund	Janus Global Allocation Fund – Growth
The following information supplements the corresponding information found in the average annual total return table for each Fund in each Prospectus and reflects changes to each Fund’s primary and secondary benchmark indices:

Janus Global Allocation Fund – Conservative
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

Barclays Global Aggregate Bond Index	5.64%	6.46%	6.49%
(reflects no deduction for expenses, fees, or taxes)

Conservative Allocation Index	0.54%	3.48%	4.89%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

Janus Global Allocation Fund – Moderate
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Moderate Allocation Index	−2.07%	1.80%	3.90%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

Janus Global Allocation Fund – Growth
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Growth Allocation Index	−4.70%	−0.01%	2.79%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.
Prospectus Changes Applicable to Janus Conservative Allocation Fund
The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%

Other Expenses(1)	0.22%

Acquired Fund Fees and Expenses(2)	0.78%

Total Annual Fund Operating Expenses	1.05%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$107	$334	$579	$1,283
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 55% to fixed-income securities and money market securities, 33% to equity investments, and 12% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 55% of its investments to underlying bond funds and money market instruments, approximately 33% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), and approximately 12% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Janus Moderate Allocation Fund
The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%

Other Expenses(1)	0.24%

Acquired Fund Fees and Expenses(2)	0.84%

Total Annual Fund Operating Expenses	1.13%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$115	$359	$622	$1,375
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market securities, and 18% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Janus Growth Allocation Fund
The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%

Other Expenses(1)	0.26%

Acquired Fund Fees and Expenses(2)	0.83%

Total Annual Fund Operating Expenses	1.14%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$116	$362	$628	$1,386
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 72.5% to equity investments, 17.5% to fixed-income securities and money market securities, and 10% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 72.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 17.5% of its investments to underlying bond funds and money market instruments, and approximately 10% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Each Fund
The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.
Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
The following replaces in its entirety the corresponding information for each Fund as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Alternative Investments Allocation Risk. Approximately 12% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
For Janus Moderate Allocation Fund
Alternative Investments Allocation Risk. Approximately 18% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
For Janus Growth Allocation Fund
Alternative Investments Allocation Risk. Approximately 10% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
The following replaces in its entirety the first sentence of each corresponding risk as noted for each Fund under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Fixed-Income Securities Risk. Approximately 55% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.
Market Risk. Approximately 33% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
For Janus Moderate Allocation Fund
Market Risk. Approximately 48.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 33.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.
For Janus Growth Allocation Fund
Market Risk. Approximately 72.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 17.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Janus Investment Fund
Janus Conservative Allocation Fund
Janus Moderate Allocation Fund
Janus Growth Allocation Fund
Supplement dated December 10, 2012
to Currently Effective Prospectuses
On November 8, 2012, the Board of Trustees of the Funds approved changes to the investment strategies, names, and benchmark indices of the Funds. These changes, each of which is discussed in detail in this Supplement, are effective February 15, 2013. The purpose of this Supplement is to provide you with information regarding these changes.
There are two primary changes to the Funds’ investment strategies. First, each Fund’s principal investment strategies will change to reflect an allocation of approximately 40% of the Fund’s net assets to non-U.S. investments. Second, each Fund’s principal investment strategies will also reflect a decrease in the amount of Fund assets to be allocated to each of the equity and fixed-income asset categories and will now include an allocation to the “alternative investments” asset category. The Funds will make this allocation by investing in a new underlying Janus fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes Janus Global Real Estate Fund. The Funds’ increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses,” and each Fund’s revised estimated annual fund operating expense information is provided in this Supplement.
To reflect the new global investment strategies of the Funds, the new Fund names are as follows:

Current Name	New Name

Janus Conservative Allocation Fund	Janus Global Allocation Fund – Conservative
Janus Moderate Allocation Fund	Janus Global Allocation Fund – Moderate
Janus Growth Allocation Fund	Janus Global Allocation Fund – Growth
The following information supplements the corresponding information found in the average annual total return table for each Fund in each Prospectus and reflects changes to each Fund’s primary and secondary benchmark indices:

Janus Global Allocation Fund – Conservative
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

Barclays Global Aggregate Bond Index	5.64%	6.46%	6.49%
(reflects no deduction for expenses, fees, or taxes)

Conservative Allocation Index	0.54%	3.48%	4.89%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

Janus Global Allocation Fund – Moderate
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Moderate Allocation Index	−2.07%	1.80%	3.90%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

Janus Global Allocation Fund – Growth
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Growth Allocation Index	−4.70%	−0.01%	2.79%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.
Prospectus Changes Applicable to Janus Conservative Allocation Fund
The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None

Other Expenses(1)	0.17%	0.20%	0.33%	0.18%	0.33%

Acquired Fund Fees and Expenses(2)	0.78%	0.78%	0.78%	0.78%	0.78%

Total Annual Fund Operating Expenses	1.25%	2.03%	1.41%	1.01%	1.16%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$949	$1,222	$1,999
Class C Shares	$306	$637	$1,093	$2,358
Class S Shares	$144	$466	$771	$1,691
Class I Shares	$103	$322	$558	$1,236
Class T Shares	$118	$368	$638	$1,409

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$949	$1,222	$1,999
Class C Shares	$206	$637	$1,093	$2,358
Class S Shares	$144	$466	$771	$1,691
Class I Shares	$103	$322	$558	$1,236
Class T Shares	$118	$368	$638	$1,409
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 55% to fixed-income securities and money market securities, 33% to equity investments, and 12% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 55% of its investments to underlying bond funds and money market instruments, approximately 33% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), and approximately 12% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Janus Moderate Allocation Fund
The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None

Other Expenses(1)	0.15%	0.24%	0.33%	0.16%	0.34%

Acquired Fund Fees and Expenses(2)	0.84%	0.84%	0.84%	0.84%	0.84%

Total Annual Fund Operating Expenses	1.29%	2.13%	1.47%	1.05%	1.23%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class C Shares	$316	$667	$1,144	$2,462
Class S Shares	$150	$465	$803	$1,757
Class I Shares	$107	$334	$579	$1,283
Class T Shares	$125	$390	$676	$1,489

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class C Shares	$216	$667	$1,144	$2,462
Class S Shares	$150	$465	$803	$1,757
Class I Shares	$107	$334	$579	$1,283
Class T Shares	$125	$390	$676	$1,489
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market securities, and 18% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Janus Growth Allocation Fund
The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None

Other Expenses(1)	0.22%	0.33%	0.36%	0.20%	0.37%

Acquired Fund Fees and Expenses(2)	0.83%	0.83%	0.83%	0.83%	0.83%

Total Annual Fund Operating Expenses	1.35%	2.21%	1.49%	1.08%	1.25%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class C Shares	$324	$691	$1,185	$2,544
Class S Shares	$152	$471	$813	$1,779
Class I Shares	$110	$343	$595	$1,317
Class T Shares	$127	$397	$686	$1,511

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class C Shares	$224	$691	$1,185	$2,544
Class S Shares	$152	$471	$813	$1,779
Class I Shares	$110	$343	$595	$1,317
Class T Shares	$127	$397	$686	$1,511
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 72.5% to equity investments, 17.5% to fixed-income securities and money market securities, and 10% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 72.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 17.5% of its investments to underlying bond funds and money market instruments, and approximately 10% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Each Fund
The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.
Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
The following replaces in its entirety the corresponding information for each Fund as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Alternative Investments Allocation Risk. Approximately 12% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
For Janus Moderate Allocation Fund
Alternative Investments Allocation Risk. Approximately 18% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
For Janus Growth Allocation Fund
Alternative Investments Allocation Risk. Approximately 10% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
The following replaces in its entirety the first sentence of each corresponding risk as noted for each Fund under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Fixed-Income Securities Risk. Approximately 55% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.
Market Risk. Approximately 33% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
For Janus Moderate Allocation Fund
Market Risk. Approximately 48.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 33.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.
For Janus Growth Allocation Fund
Market Risk. Approximately 72.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 17.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Janus Conservative Allocation Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif4_SupplementTextBlock
Janus Investment Fund
Janus Conservative Allocation Fund
Janus Moderate Allocation Fund
Janus Growth Allocation Fund
Class D Shares
Supplement dated December 10, 2012
to Currently Effective Prospectuses
On November 8, 2012, the Board of Trustees of the Funds approved changes to the investment strategies, names, and benchmark indices of the Funds. These changes, each of which is discussed in detail in this Supplement, are effective February 15, 2013. The purpose of this Supplement is to provide you with information regarding these changes.
There are two primary changes to the Funds’ investment strategies. First, each Fund’s principal investment strategies will change to reflect an allocation of approximately 40% of the Fund’s net assets to non-U.S. investments. Second, each Fund’s principal investment strategies will also reflect a decrease in the amount of Fund assets to be allocated to each of the equity and fixed-income asset categories and will now include an allocation to the “alternative investments” asset category. The Funds will make this allocation by investing in a new underlying Janus fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes Janus Global Real Estate Fund. The Funds’ increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses,” and each Fund’s revised estimated annual fund operating expense information is provided in this Supplement.
To reflect the new global investment strategies of the Funds, the new Fund names are as follows:

Current Name	New Name

Janus Conservative Allocation Fund	Janus Global Allocation Fund – Conservative
Janus Moderate Allocation Fund	Janus Global Allocation Fund – Moderate
Janus Growth Allocation Fund	Janus Global Allocation Fund – Growth
The following information supplements the corresponding information found in the average annual total return table for each Fund in each Prospectus and reflects changes to each Fund’s primary and secondary benchmark indices:

Janus Global Allocation Fund – Conservative
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

Barclays Global Aggregate Bond Index	5.64%	6.46%	6.49%
(reflects no deduction for expenses, fees, or taxes)

Conservative Allocation Index	0.54%	3.48%	4.89%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)
1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.
Prospectus Changes Applicable to Janus Conservative Allocation Fund
The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%

Other Expenses(1)	0.22%

Acquired Fund Fees and Expenses(2)	0.78%

Total Annual Fund Operating Expenses	1.05%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$107	$334	$579	$1,283
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 55% to fixed-income securities and money market securities, 33% to equity investments, and 12% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 55% of its investments to underlying bond funds and money market instruments, approximately 33% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), and approximately 12% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Each Fund
The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.
Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
The following replaces in its entirety the corresponding information for each Fund as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Alternative Investments Allocation Risk. Approximately 12% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
The following replaces in its entirety the first sentence of each corresponding risk as noted for each Fund under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Fixed-Income Securities Risk. Approximately 55% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.
Market Risk. Approximately 33% of the Fund’s assets are allocated to equity investments through investments in underlying funds.

Please retain this Supplement with your records.

Janus Conservative Allocation Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif4_SupplementTextBlock
Janus Investment Fund
Janus Conservative Allocation Fund
Janus Moderate Allocation Fund
Janus Growth Allocation Fund
Supplement dated December 10, 2012
to Currently Effective Prospectuses
On November 8, 2012, the Board of Trustees of the Funds approved changes to the investment strategies, names, and benchmark indices of the Funds. These changes, each of which is discussed in detail in this Supplement, are effective February 15, 2013. The purpose of this Supplement is to provide you with information regarding these changes.
There are two primary changes to the Funds’ investment strategies. First, each Fund’s principal investment strategies will change to reflect an allocation of approximately 40% of the Fund’s net assets to non-U.S. investments. Second, each Fund’s principal investment strategies will also reflect a decrease in the amount of Fund assets to be allocated to each of the equity and fixed-income asset categories and will now include an allocation to the “alternative investments” asset category. The Funds will make this allocation by investing in a new underlying Janus fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes Janus Global Real Estate Fund. The Funds’ increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses,” and each Fund’s revised estimated annual fund operating expense information is provided in this Supplement.
To reflect the new global investment strategies of the Funds, the new Fund names are as follows:

Current Name	New Name

Janus Conservative Allocation Fund	Janus Global Allocation Fund – Conservative
Janus Moderate Allocation Fund	Janus Global Allocation Fund – Moderate
Janus Growth Allocation Fund	Janus Global Allocation Fund – Growth
The following information supplements the corresponding information found in the average annual total return table for each Fund in each Prospectus and reflects changes to each Fund’s primary and secondary benchmark indices:

Janus Global Allocation Fund – Conservative
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

Barclays Global Aggregate Bond Index	5.64%	6.46%	6.49%
(reflects no deduction for expenses, fees, or taxes)

Conservative Allocation Index	0.54%	3.48%	4.89%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)
1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.
Prospectus Changes Applicable to Janus Conservative Allocation Fund
The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None

Other Expenses(1)	0.17%	0.20%	0.33%	0.18%	0.33%

Acquired Fund Fees and Expenses(2)	0.78%	0.78%	0.78%	0.78%	0.78%

Total Annual Fund Operating Expenses	1.25%	2.03%	1.41%	1.01%	1.16%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$949	$1,222	$1,999
Class C Shares	$306	$637	$1,093	$2,358
Class S Shares	$144	$466	$771	$1,691
Class I Shares	$103	$322	$558	$1,236
Class T Shares	$118	$368	$638	$1,409

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$949	$1,222	$1,999
Class C Shares	$206	$637	$1,093	$2,358
Class S Shares	$144	$466	$771	$1,691
Class I Shares	$103	$322	$558	$1,236
Class T Shares	$118	$368	$638	$1,409
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 55% to fixed-income securities and money market securities, 33% to equity investments, and 12% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 55% of its investments to underlying bond funds and money market instruments, approximately 33% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), and approximately 12% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Each Fund
The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.
Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
The following replaces in its entirety the corresponding information for each Fund as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Alternative Investments Allocation Risk. Approximately 12% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
The following replaces in its entirety the first sentence of each corresponding risk as noted for each Fund under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Conservative Allocation Fund
Fixed-Income Securities Risk. Approximately 55% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.
Market Risk. Approximately 33% of the Fund’s assets are allocated to equity investments through investments in underlying funds.

Please retain this Supplement with your records.

Janus Moderate Allocation Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif4_SupplementTextBlock
Janus Investment Fund
Janus Conservative Allocation Fund
Janus Moderate Allocation Fund
Janus Growth Allocation Fund
Class D Shares
Supplement dated December 10, 2012
to Currently Effective Prospectuses
On November 8, 2012, the Board of Trustees of the Funds approved changes to the investment strategies, names, and benchmark indices of the Funds. These changes, each of which is discussed in detail in this Supplement, are effective February 15, 2013. The purpose of this Supplement is to provide you with information regarding these changes.
There are two primary changes to the Funds’ investment strategies. First, each Fund’s principal investment strategies will change to reflect an allocation of approximately 40% of the Fund’s net assets to non-U.S. investments. Second, each Fund’s principal investment strategies will also reflect a decrease in the amount of Fund assets to be allocated to each of the equity and fixed-income asset categories and will now include an allocation to the “alternative investments” asset category. The Funds will make this allocation by investing in a new underlying Janus fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes Janus Global Real Estate Fund. The Funds’ increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses,” and each Fund’s revised estimated annual fund operating expense information is provided in this Supplement.
To reflect the new global investment strategies of the Funds, the new Fund names are as follows:

Current Name	New Name

Janus Conservative Allocation Fund	Janus Global Allocation Fund – Conservative
Janus Moderate Allocation Fund	Janus Global Allocation Fund – Moderate
Janus Growth Allocation Fund	Janus Global Allocation Fund – Growth
The following information supplements the corresponding information found in the average annual total return table for each Fund in each Prospectus and reflects changes to each Fund’s primary and secondary benchmark indices:

Janus Global Allocation Fund – Moderate
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Moderate Allocation Index	−2.07%	1.80%	3.90%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)
1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.
Prospectus Changes Applicable to Janus Moderate Allocation Fund
The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%

Other Expenses(1)	0.24%

Acquired Fund Fees and Expenses(2)	0.84%

Total Annual Fund Operating Expenses	1.13%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$115	$359	$622	$1,375
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market securities, and 18% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Each Fund
The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.
Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
The following replaces in its entirety the corresponding information for each Fund as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Moderate Allocation Fund
Alternative Investments Allocation Risk. Approximately 18% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
The following replaces in its entirety the first sentence of each corresponding risk as noted for each Fund under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Moderate Allocation Fund
Market Risk. Approximately 48.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 33.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Janus Moderate Allocation Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif4_SupplementTextBlock
Janus Investment Fund
Janus Conservative Allocation Fund
Janus Moderate Allocation Fund
Janus Growth Allocation Fund
Supplement dated December 10, 2012
to Currently Effective Prospectuses
On November 8, 2012, the Board of Trustees of the Funds approved changes to the investment strategies, names, and benchmark indices of the Funds. These changes, each of which is discussed in detail in this Supplement, are effective February 15, 2013. The purpose of this Supplement is to provide you with information regarding these changes.
There are two primary changes to the Funds’ investment strategies. First, each Fund’s principal investment strategies will change to reflect an allocation of approximately 40% of the Fund’s net assets to non-U.S. investments. Second, each Fund’s principal investment strategies will also reflect a decrease in the amount of Fund assets to be allocated to each of the equity and fixed-income asset categories and will now include an allocation to the “alternative investments” asset category. The Funds will make this allocation by investing in a new underlying Janus fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes Janus Global Real Estate Fund. The Funds’ increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses,” and each Fund’s revised estimated annual fund operating expense information is provided in this Supplement.
To reflect the new global investment strategies of the Funds, the new Fund names are as follows:

Current Name	New Name

Janus Conservative Allocation Fund	Janus Global Allocation Fund – Conservative
Janus Moderate Allocation Fund	Janus Global Allocation Fund – Moderate
Janus Growth Allocation Fund	Janus Global Allocation Fund – Growth
The following information supplements the corresponding information found in the average annual total return table for each Fund in each Prospectus and reflects changes to each Fund’s primary and secondary benchmark indices:

Janus Global Allocation Fund – Moderate
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Moderate Allocation Index	−2.07%	1.80%	3.90%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)
1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.
Prospectus Changes Applicable to Janus Moderate Allocation Fund
The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None

Other Expenses(1)	0.15%	0.24%	0.33%	0.16%	0.34%

Acquired Fund Fees and Expenses(2)	0.84%	0.84%	0.84%	0.84%	0.84%

Total Annual Fund Operating Expenses	1.29%	2.13%	1.47%	1.05%	1.23%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class C Shares	$316	$667	$1,144	$2,462
Class S Shares	$150	$465	$803	$1,757
Class I Shares	$107	$334	$579	$1,283
Class T Shares	$125	$390	$676	$1,489

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class C Shares	$216	$667	$1,144	$2,462
Class S Shares	$150	$465	$803	$1,757
Class I Shares	$107	$334	$579	$1,283
Class T Shares	$125	$390	$676	$1,489
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market securities, and 18% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Each Fund
The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.
Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
The following replaces in its entirety the corresponding information for each Fund as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Moderate Allocation Fund
Alternative Investments Allocation Risk. Approximately 18% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
The following replaces in its entirety the first sentence of each corresponding risk as noted for each Fund under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Moderate Allocation Fund
Market Risk. Approximately 48.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 33.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Janus Growth Allocation Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif4_SupplementTextBlock
Janus Investment Fund
Janus Conservative Allocation Fund
Janus Moderate Allocation Fund
Janus Growth Allocation Fund
Class D Shares
Supplement dated December 10, 2012
to Currently Effective Prospectuses
On November 8, 2012, the Board of Trustees of the Funds approved changes to the investment strategies, names, and benchmark indices of the Funds. These changes, each of which is discussed in detail in this Supplement, are effective February 15, 2013. The purpose of this Supplement is to provide you with information regarding these changes.
There are two primary changes to the Funds’ investment strategies. First, each Fund’s principal investment strategies will change to reflect an allocation of approximately 40% of the Fund’s net assets to non-U.S. investments. Second, each Fund’s principal investment strategies will also reflect a decrease in the amount of Fund assets to be allocated to each of the equity and fixed-income asset categories and will now include an allocation to the “alternative investments” asset category. The Funds will make this allocation by investing in a new underlying Janus fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes Janus Global Real Estate Fund. The Funds’ increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses,” and each Fund’s revised estimated annual fund operating expense information is provided in this Supplement.
To reflect the new global investment strategies of the Funds, the new Fund names are as follows:

Current Name	New Name

Janus Conservative Allocation Fund	Janus Global Allocation Fund – Conservative
Janus Moderate Allocation Fund	Janus Global Allocation Fund – Moderate
Janus Growth Allocation Fund	Janus Global Allocation Fund – Growth
The following information supplements the corresponding information found in the average annual total return table for each Fund in each Prospectus and reflects changes to each Fund’s primary and secondary benchmark indices:

Janus Global Allocation Fund – Growth
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Growth Allocation Index	−4.70%	−0.01%	2.79%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.
Prospectus Changes Applicable to Janus Growth Allocation Fund
The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%

Other Expenses(1)	0.26%

Acquired Fund Fees and Expenses(2)	0.83%

Total Annual Fund Operating Expenses	1.14%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$116	$362	$628	$1,386
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 72.5% to equity investments, 17.5% to fixed-income securities and money market securities, and 10% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 72.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 17.5% of its investments to underlying bond funds and money market instruments, and approximately 10% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Each Fund
The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.
Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
The following replaces in its entirety the corresponding information for each Fund as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Growth Allocation Fund
Alternative Investments Allocation Risk. Approximately 10% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
The following replaces in its entirety the first sentence of each corresponding risk as noted for each Fund under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Growth Allocation Fund
Market Risk. Approximately 72.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 17.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Janus Growth Allocation Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif4_SupplementTextBlock
Janus Investment Fund
Janus Conservative Allocation Fund
Janus Moderate Allocation Fund
Janus Growth Allocation Fund
Supplement dated December 10, 2012
to Currently Effective Prospectuses
On November 8, 2012, the Board of Trustees of the Funds approved changes to the investment strategies, names, and benchmark indices of the Funds. These changes, each of which is discussed in detail in this Supplement, are effective February 15, 2013. The purpose of this Supplement is to provide you with information regarding these changes.
There are two primary changes to the Funds’ investment strategies. First, each Fund’s principal investment strategies will change to reflect an allocation of approximately 40% of the Fund’s net assets to non-U.S. investments. Second, each Fund’s principal investment strategies will also reflect a decrease in the amount of Fund assets to be allocated to each of the equity and fixed-income asset categories and will now include an allocation to the “alternative investments” asset category. The Funds will make this allocation by investing in a new underlying Janus fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes Janus Global Real Estate Fund. The Funds’ increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses,” and each Fund’s revised estimated annual fund operating expense information is provided in this Supplement.
To reflect the new global investment strategies of the Funds, the new Fund names are as follows:

Current Name	New Name

Janus Conservative Allocation Fund	Janus Global Allocation Fund – Conservative
Janus Moderate Allocation Fund	Janus Global Allocation Fund – Moderate
Janus Growth Allocation Fund	Janus Global Allocation Fund – Growth
The following information supplements the corresponding information found in the average annual total return table for each Fund in each Prospectus and reflects changes to each Fund’s primary and secondary benchmark indices:

Janus Global Allocation Fund – Growth
Average Annual Total Returns (periods ended 12/31/11)	1 Year	5 Years	Since Inception (12/30/05)

MSCI All Country World Indexsm	−7.35%	−1.93%	1.56%
(net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Growth Allocation Index	−4.70%	−0.01%	2.79%
(reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

1. The following changes apply to the Fund Summary section of the Prospectus for each Fund as noted.
Prospectus Changes Applicable to Janus Growth Allocation Fund
The following replaces in its entirety the corresponding information found under “Shareholder Fees” and “Annual Fund Operating Expenses” and reflects an estimated increase to “Acquired Fund Fees and Expenses” that will occur in connection with the changes to the Fund’s principal investment strategies and resulting allocations to underlying funds that pursue global or alternative investment strategies:
SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None

Other Expenses(1)	0.22%	0.33%	0.36%	0.20%	0.37%

Acquired Fund Fees and Expenses(2)	0.83%	0.83%	0.83%	0.83%	0.83%

Total Annual Fund Operating Expenses	1.35%	2.21%	1.49%	1.08%	1.25%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
(2)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur during the next fiscal period.
The following replaces in its entirety the corresponding information found under “Example”:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class C Shares	$324	$691	$1,185	$2,544
Class S Shares	$152	$471	$813	$1,779
Class I Shares	$110	$343	$595	$1,317
Class T Shares	$127	$397	$686	$1,511

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class C Shares	$224	$691	$1,185	$2,544
Class S Shares	$152	$471	$813	$1,779
Class I Shares	$110	$343	$595	$1,317
Class T Shares	$127	$397	$686	$1,511
The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.
The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 72.5% to equity investments, 17.5% to fixed-income securities and money market securities, and 10% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.
Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.
The Fund will normally allocate approximately 72.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 17.5% of its investments to underlying bond funds and money market instruments, and approximately 10% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
Prospectus Changes Applicable to Each Fund
The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.
Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:
Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
The following replaces in its entirety the corresponding information for each Fund as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Growth Allocation Fund
Alternative Investments Allocation Risk. Approximately 10% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund will invest in a new Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks as described in “Main Risks Associated with the Underlying Funds and Securities” section.
The following replaces in its entirety the first sentence of each corresponding risk as noted for each Fund under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.
For Janus Growth Allocation Fund
Market Risk. Approximately 72.5% of the Fund’s assets are allocated to equity investments through investments in underlying funds.
Fixed-Income Securities Risk. Approximately 17.5% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct 26, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 7, 2012